Tangible Assets (Owned and Under Finance Leases) - Summary of Changes in Property, Plant and Equipment and Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	€ 13,947	€ 12,659
Addition	3,258	3,149
Depreciation	(2,500)	(2,390)
Impairment losses / Reversals	(7)	(3)
Disposals	(11)	(24)
Exchange Differences	(396)	545
Other changes	(75)	11
Ending balance	14,216	13,947	€ 12,659
Land [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	203	171
Addition	6	21
Impairment losses / Reversals		(2)
Exchange Differences	(2)	2
Other changes	6	11
Ending balance	213	203	171
Buildings (civil and industrial) [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	509	444
Addition	10	87
Depreciation	(39)	(48)
Disposals		(1)
Exchange Differences	(3)	4
Other changes	11	23
Ending balance	488	509	444
Other [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	391	378
Addition	88	93
Depreciation	(159)	(157)
Disposals	(2)	(5)
Exchange Differences	(18)	28
Other changes	76	54
Ending balance	376	391	378
Construction in progress and advance payments [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	1,097	716
Addition	541	824
Impairment losses / Reversals	1	(1)
Disposals	(1)	(1)
Exchange Differences	(41)	54
Other changes	(543)	(495)
Ending balance	1,054	1,097	716
Plant and equipments [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	11,709	10,909
Addition	2,601	2,113
Depreciation	(2,286)	(2,170)
Impairment losses / Reversals	(8)
Disposals	(8)	(17)
Exchange Differences	(332)	457
Other changes	373	417
Ending balance	12,049	11,709	10,909
Manufacturing and distribution equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	38	41
Addition	12	11
Depreciation	(16)	(15)
Other changes	2	1
Ending balance	36	38	41
Assets held under finance lease [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	2,413
Change in finance lease contracts	68	232	1,523
Ending balance	2,331	2,413
Assets held under finance lease [member] | Land [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	16
Ending balance	16	16
Assets held under finance lease [member] | Buildings (civil and industrial) [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	1,835
Ending balance	1,768	1,835
Assets held under finance lease [member] | Other [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	125
Ending balance	138	125
Assets held under finance lease [member] | Construction in progress and advance payments [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	72
Ending balance	56	72
Assets held under finance lease [member] | Plant and equipments [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	365
Ending balance	353	365
Assets held under finance lease [member] | Depreciation [Member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	2,413	2,208
Addition	151	86
Change in finance lease contracts	68	232
Depreciation	(180)	(158)
Exchange Differences	(44)	69
Other changes	(77)	(24)
Ending balance	2,331	2,413	2,208
Assets held under finance lease [member] | Depreciation [Member] | Land [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	16	16
Ending balance	16	16	16
Assets held under finance lease [member] | Depreciation [Member] | Buildings (civil and industrial) [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	1,835	1,880
Addition	47	23
Change in finance lease contracts	2	70
Depreciation	(130)	(125)
Other changes	14	(13)
Ending balance	1,768	1,835	1,880
Assets held under finance lease [member] | Depreciation [Member] | Plant and Equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	365	284
Addition	72
Change in finance lease contracts	14	28
Depreciation	(21)	(17)
Exchange Differences	(43)	69
Other changes	(34)	1
Ending balance	353	365	284
Assets held under finance lease [member] | Depreciation [Member] | Other [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	125	7
Change in finance lease contracts	52	134
Depreciation	(29)	(16)
Exchange Differences	(1)
Other changes	(9)
Ending balance	138	125	7
Assets held under finance lease [member] | Depreciation [Member] | Construction in progress and advance payments [member]
Reconciliation Of Changes In Property Plant And Equipment [Line Items]
Beginning balance	72	21
Addition	32	63
Other changes	(48)	(12)
Ending balance	€ 56	€ 72	€ 21